FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2001

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                              Name: Ronald Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                                    ---------
                          312 W. State Street, Suite B
                            Kennett Square, PA 19348



                         Form 13F File Number: 28-06433
                         ------------------------------
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,
                      correct and complete, and that it is
                       understood that all required items,
                    statements, schedules, lists, and tables,
                        are considered integral parts of
                                   this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager: Ronald Juvonen

Name: Ronald Juvonen

Title: Managing Member

Phone: (610) 925-3480

Signature, Place, and Date of Signing:

/s/Ronald Juvonen
--------------------------

Kennett Square, PA

August 2, 2001

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers: None

Form 13F Information Table Entry Total:                  21

Form 13F Information Table Value Total:              $330,680 (thousands)

Note: Confidential Information has been omitted and filed separately with the Securities and Exchange Commission.



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                                                      FORM 13F INFORMATION TABLE

                                                     VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000) PRN AMT   PRN CALL DSCRETN MANAGERS     SOLE    SHARED   NONE
   --------------        --------------    -----    ----------------  ----------------  --------     ----    ------   ----
ABERCROMBIE & FITCH CO        COM        002896207  18956.6  425800    SH        SOLE               425800
ADMINISTAFF INC               COM        007094105  20412.6  785100    SH        SOLE               785100
CENTURA SOFTWARE INC          COM        15640W103      8.4   30000    SH        SOLE                30000
CIRCUIT CITY STORES INC       COM        172737108   8102.7  450150    SH        SOLE               450150
CSG SYS INTL INC              COM        126349109  19424.2  334900    SH        SOLE               334900
EGL INC.                      COM        268484102  18065.8 1034700    SH        SOLE              1034700
EGGHEAD.COM INC               COM        282330109      6.5   11300    SH        SOLE                11300
GENTEX CORP                   COM        371901109  39327.3 1411100    SH        SOLE              1411100
INVESTMENT TECH GRP INC       COM        461450108  14986.4  298000    SH        SOLE               298000
J JILL GROUP IMC              COM        466189107  15179.4  749600    SH        SOLE               749600
CIRCUIT CITY STORES INC       CARMAX     172737306  59835.6 3749100    SH        SOLE              3749100
MRO SOFTWARE INC              COM        55347W105  15291.2  967800    SH        SOLE               967800
NET PERCEPTIONS INC           COM        64107U101   4265.7 2480100    SH        SOLE              2480100
NEWPARK RESOURCES INC         COM        651718504   1825.9  164500    SH        SOLE               164500
OAK TECHNOLOGY INC            COM        671802106   2213.3  209000    SH        SOLE               209000
POWER INTEGRATIONS INC        COM        739276103   9099.4  583300    SH        SOLE               583300
POWER-ONE INC                 COM        739308104   7072.0  425000    SH        SOLE               425000
QRS CORP                      COM        74726X105  24025.1 1447300    SH        SOLE              1447300
IMS HEALTH INC                COM        449934108  12021.3  421800    SH        SOLE               421800
TRAVIS BOATS & MOTORS INC     COM        894363100   1578.4  584600    SH        SOLE               584600
VASTERA INC                   COM        92239N109  26671.8 1878300    SH        SOLE              1878300

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